Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT WORLD VALUES FUND INC
Entity Central Index Key	0000884110
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000214854
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class A
Trading Symbol	CEFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[1]
AssetsNet	$ 135,022,036
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,022,036
# of Portfolio Holdings	318
Portfolio Turnover Rate	26%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	16.1%
Cyprus	3.5%
South Africa	5.2%
United States	5.4%
Brazil	6.5%
Chile	8.6%
India	9.1%
China	9.3%
South Korea	11.6%
Greece	11.8%
Taiwan	12.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Samsung Electronics Co. Ltd.	5.4%
Bank of Cyprus Holdings PLC	3.5%
SK Hynix, Inc.	3.0%
National Bank of Greece SA	2.9%
Nova Ljubljanska Banka DD, GDR	2.9%
Georgia Capital PLC	2.3%
Eurobank SA, Class A	2.2%
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares	2.2%
Tencent Holdings Ltd.	2.1%
Total	32.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000214852
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class I
Trading Symbol	CEFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[2]
AssetsNet	$ 135,022,036
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,022,036
# of Portfolio Holdings	318
Portfolio Turnover Rate	26%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	16.1%
Cyprus	3.5%
South Africa	5.2%
United States	5.4%
Brazil	6.5%
Chile	8.6%
India	9.1%
China	9.3%
South Korea	11.6%
Greece	11.8%
Taiwan	12.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Samsung Electronics Co. Ltd.	5.4%
Bank of Cyprus Holdings PLC	3.5%
SK Hynix, Inc.	3.0%
National Bank of Greece SA	2.9%
Nova Ljubljanska Banka DD, GDR	2.9%
Georgia Capital PLC	2.3%
Eurobank SA, Class A	2.2%
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares	2.2%
Tencent Holdings Ltd.	2.1%
Total	32.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118372
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	CVMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[3]
AssetsNet	$ 1,397,981,288
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118373
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	CVMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.99%	[4]
AssetsNet	$ 1,397,981,288
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118374
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	CVMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[5]
AssetsNet	$ 1,397,981,288
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000199810
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	CVMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[6]
AssetsNet	$ 1,397,981,288
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023776
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class A
Trading Symbol	CWVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[7]
AssetsNet	$ 786,194,788
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023778
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class C
Trading Symbol	CWVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%	[8]
AssetsNet	$ 786,194,788
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023779
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class I
Trading Symbol	CWVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[9]
AssetsNet	$ 786,194,788
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211925
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class R6
Trading Symbol	CIESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[10]
AssetsNet	$ 786,194,788
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047589
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class A
Trading Symbol	CIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%	[11]
AssetsNet	$ 234,460,284
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047591
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class C
Trading Symbol	COICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.10%	[12]
AssetsNet	$ 234,460,284
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047592
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class I
Trading Symbol	COIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[13]
AssetsNet	$ 234,460,284
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211125
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class R6
Trading Symbol	COIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[14]
AssetsNet	$ 234,460,284
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized